Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Because of the significance of the Joint Venture to the Company’s financial position and results of operations, the Company is required to provide consolidated financial statements of the Joint Venture pursuant to Rule 3-09 of Regulation S-X.

All intercompany accounts and transactions have been eliminated in the financial statements.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates on historical experience, current business factors and various other assumptions that the Company believes are necessary to consider in order to form a basis for making judgments about the carrying values of assets and liabilities, the recorded amounts of expenses and disclosure of contingent assets and liabilities. The Company is subject to uncertainties such as the impact of future events, economic, environmental and political factors and changes in the Company’s business environment; therefore, actual results could differ from these estimates. Accordingly, the accounting estimates used in the preparation of the Company’s financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Changes in estimates are made when circumstances warrant. Such changes in estimates and refinements in estimation methodologies are reflected in the reported results of operations; and if material, the effects of changes in estimates are disclosed in the notes to the financial statements. Estimates and assumptions by management affect: the carrying value of the Company’s investments; the provision and benefit for income taxes and related deferred tax accounts; contingencies; and the value attributed to equity awards. Additionally, the Company’s financial statements are impacted by estimates and assumptions made by management that affect the financial statements of the Joint Venture, including: the allowance for doubtful accounts; the fair value assigned to assets acquired and liabilities assumed in business combinations; tax receivable agreement obligations; the fair value of interest rate cap agreement obligations; measurement of the components of tangible equity units; contingent consideration; loss accruals; the carrying value of long-lived assets (including goodwill and intangible assets); the classification and measurement of assets held for sale; the amortization period of long-lived assets (excluding goodwill); the carrying value, capitalization and amortization of software development costs; the provision and benefit for income taxes and related deferred tax accounts; certain accrued expenses; revenue recognition; contingencies; and the value attributed to equity awards.

Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates on historical experience, current business factors and various other assumptions that the Company believes are necessary to consider in order to form a basis for making judgments about the carrying values of assets and liabilities, the recorded amounts of expenses and disclosure of contingent assets and liabilities. The Company is subject to uncertainties such as the impact of future events, economic, environmental and political factors and changes in the Company’s business environment; therefore, actual results could differ from these estimates. Accordingly, the accounting estimates used in the preparation of the Company’s financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Changes in estimates are made when circumstances warrant. Such changes in estimates and refinements in estimation methodologies are reflected in the reported results of operations; and if material, the effects of changes in estimates are disclosed in the notes to the financial statements. Estimates and assumptions by management affect: the carrying value of the Company’s investment; the provision and benefit for income taxes and related deferred tax accounts; contingencies; and the value attributed to equity awards.

Equity Method Investment in the Joint Venture

Equity Method Investment in the Joint Venture

The Company accounts for its investment in the Joint Venture using the equity method. The Company evaluates its equity method investment for impairment whenever an event or change in circumstances occurs that may have a significant adverse impact on the carrying value of the investment. If a loss in value has occurred that is deemed to be other than temporary, an impairment loss is recorded.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents.

The Company’s cash and cash equivalents are deposited with several financial institutions. Deposits may exceed the amounts insured by the Federal Deposit Insurance Corporation in the U.S. and similar deposit insurance programs in other jurisdictions. The Company mitigates the risk of its short-term investment portfolio by depositing funds with reputable financial institutions and monitoring risk profiles.

Equity Compensation

Equity Compensation

The Company grants certain equity awards to employees of the Joint Venture under the Company’s 2009 Equity Incentive Plan (the “Equity Plan”). Because these equity awards have been granted to employees of the Company’s equity method investee, they are subject to the accounting framework for awards granted to non-employees. Under this framework, the Company ultimately measures the compensation for equity awards based on the fair value of such awards at the earlier of the performance commitment date or the date at which the employee’s performance is complete. Such awards are generally re-measured at fair value on a quarterly basis from the date of grant through the final measurement date. The recognized equity based compensation is classified within “Loss from Equity Method Investment in the Joint Venture” on the accompanying statement of operations. However, as a result of a requirement that the Joint Venture issue an additional LLC Unit to the Company upon the exercise of each Company equity award (as described in Note 11), the Company recognizes an offsetting amount (i.e. a deemed dividend) within the same caption of the accompanying statement of operations.

The Company recognizes this deemed dividend as a receivable equal to the cumulative amount of stock compensation expense recognized by the Joint Venture for any outstanding equity awards. The dividend receivable is relieved upon exercise of the respective underlying equity awards.

Income Taxes

Income Taxes

The Company records deferred income taxes for the tax effect of differences between book and tax bases of its assets and liabilities, as well as differences relating to the timing of recognition of income and expenses.

Deferred income taxes reflect the available net operating losses and the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Realization of the future tax benefits related to deferred tax assets is dependent on many factors, including the Company’s past earnings history, expected future earnings, the character and jurisdiction of such earnings, reversing taxable temporary differences, unsettled circumstances that, if unfavorably resolved, would adversely affect utilization of its deferred tax assets, carryback and carryforward periods and tax strategies that could potentially enhance the likelihood of realization of a deferred tax asset.

The Company recognizes tax benefits for uncertain tax positions at the time the Company concludes that the tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. The benefit, if any, is measured as the largest amount of benefit, determined on a cumulative probability basis that is more likely than not to be realized upon ultimate settlement. Tax positions failing to qualify for initial recognition are recognized in the first subsequent interim period that they meet the more likely than not standard, upon resolution through negotiation or litigation with the taxing authority or on expiration of the statute of limitations.

Classification of Distributions Received from the Joint Venture

Classification of Distributions Received from the Joint Venture

The Company classifies distributions received from its equity method investee in its statement of cash flows according to the nature of the distribution.

Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

In April 2019, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2018-07 on a modified retrospective basis, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. Among other provisions, the measurement date for awards to nonemployees was changed from the earlier of the date at which a commitment for performance by the counterparty was reached or the date at which performance was complete under the previous guidance to the grant date under this update. Because the Company’s equity-based compensation was previously subject to remeasurement at fair value each quarter under previous authoritative literature, the adoption of this update had no material direct effect on the Company’s consolidated financial statements. As described in Note 7, however, the adoption of this update changed the relationship between the equity-based compensation and the accounting for the freestanding option (i.e. the Dividend receivable).

In April 2019, the Joint Venture adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, which replaces most prior general and industry specific revenue recognition guidance with a principles-based comprehensive revenue recognition framework on a modified retrospective basis. Under this revised framework, a company will recognize revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. As the Company’s operations consist principally of an investment in the Joint Venture, its financial statements reflect no revenue and, accordingly, the Company recognized no direct impact on its financial statements from the adoption of this update. However, upon adoption, the Joint Venture recognized a cumulative effect adjustment to its Members’ deficit. As a result of the impact of the adoption of ASC 606 to the Joint Venture’s Members’ equity (deficit), the Company was required to recognize a proportionate amount of this cumulative effect adjustment to its April 1, 2019 retained earnings as well. The effect is disclosed within a separate caption of the accompanying condensed statement of stockholders’ equity.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, as amended by ASU No. 2018-19, which requires that a financial asset (or group of financial assets) measured at amortized cost be presented at the net amount expected to be collected based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. This update is scheduled to be effective for the Company beginning April 1, 2021, with early adoption permitted beginning April 1, 2019. The Company is currently assessing the potential effects this update may have on its condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, which modifies the disclosure requirements for fair value measurements. ASU 2018-13 is effective for public companies for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for either the entire standard or only the provisions that eliminate or modify requirements. The Company is currently assessing the potential effects this update may have on its financial statement disclosures.

Accounting Pronouncements Not Yet Adopted

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-07, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. Among other provisions, the measurement date for awards to nonemployees will change from the earlier of the date at which a commitment for performance by the counterparty is reached or the date at which performance is complete under the existing guidance to the grant date under this update. The update was effective for the Company beginning April 1, 2019. The Company expects the adoption of this update to have no material effect upon transition as the fair value measurement required at transition is expected to approximate the fair value measurement determined at year end under the previous accounting standard. The Company expects that equity-based compensation expense recognized following the adoption of this update will be subject to much less volatility as the measurement date will be fixed upon transition.

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, which replaces most prior general and industry specific revenue recognition guidance with a principles-based comprehensive revenue recognition framework. Under this revised framework, a company will recognize revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. As the Company’s operations consists principally of an investment in the Joint Venture, its financial statements reflect no revenue and, accordingly, the Company expects no direct impact on its financial statements of the required adoption of this update on April 1, 2019. However, as a result of the Joint Venture’s pending adoption of this update, for which the Joint Venture has disclosed expected cumulative effect adjustments (decrease to Members’ deficit) related to the timing of revenue recognition and the costs to obtain and fulfill contracts of less than five percent of the Joint Venture’s revenue and one percent of fiscal 2019 operating expenses, respectively, the Company expects to record similar cumulative effect adjustments, effective April 1, 2019, to its investment in the Joint Venture and retained deficit.

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X of the Securities and Exchange Commission (“SEC”) Guidelines, Rules and Regulations and, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of results for the unaudited interim periods presented. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted. The results of operations for the interim period are not necessarily indicative of the results to be obtained for the full fiscal year. All intercompany accounts and transactions have been eliminated in the unaudited condensed financial statements.

Tangible Equity Units

Tangible Equity Units

In connection with the initial public offering, the Company completed an offering of tangible equity units (TEUs). Each TEU comprises an amortizing note and purchase contract, both of which are freestanding instruments and separate units of account. The amortizing notes were issued at par and are classified as debt on the accompanying condensed consolidated balance sheet, with scheduled principal payments over the next twelve months reflected in current maturities of long-term debt. The purchase contracts are accounted for as prepaid forward contracts and classified as equity. The TEU proceeds and issuance costs were allocated to the amortizing notes and purchase contracts on a relative fair value basis. See Note 10 for further discussion.

Other Investments

Other Investments

The Company holds investments in tangible equity units issued by the Joint Venture with terms that substantially mirror the TEUs issued by the Company. Each TEU comprises an amortizing note and forward purchase contract, both of which are freestanding instruments and separate units of account. The Company accounts for its investment in each component at fair value. Unrealized gains and losses resulting from changes in the fair value of the investment in debt securities are included as a component of other comprehensive income. Unrealized gains and losses resulting from changes in the fair value of the investment in the equity purchase contracts are recorded in current period earnings, in accordance with ASU 2016-01. See Note 11 for further discussion.